Maximum exposure to credit risk - assets at fair value (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Credit enhancements
Notional amounts of derivatives	$ 36,000	$ 31,300
Total financial assets measured at fair value | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Table]
Maximum Exposure To Credit Risk	199,400	267,100
Collateral
Cash collateral received	0	0
Collateralized by securities	37,100	43,600
Secured by real estate	0	0
Other collateral	0	0
Credit enhancements
Netting	103,200	138,400
Credit derivative contracts	0	0
Guarantees	0	0
Exposure to credit risk after collateral and credit enhancements	59,100	85,100
Financial assets at fair value held for trading - debt instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Table]
Maximum Exposure To Credit Risk	22,400	24,600
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	22,400	24,600
Derivative financial instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Table]
Maximum Exposure To Credit Risk	118,100	159,600
Collateral
Collateralized by securities	4,200	6,000
Credit enhancements
Netting	103,200	138,400
Exposure to credit risk after collateral and credit enhancements	10,700	15,200
Loan commitments and forward starting reverse repurchase agreements classified as derivatives	0	0
Brokerage receivables | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Table]
Maximum Exposure To Credit Risk	21,800	24,700
Collateral
Collateralized by securities	21,600	24,400
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	200	300
Financial assets at fair value not held for trading - debt instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Table]
Maximum Exposure To Credit Risk	37,000	58,200
Collateral
Collateralized by securities	11,200	13,200
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	25,700	45,000
Guarantees | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Table]
Maximum Exposure To Credit Risk	200	500
Collateral
Other collateral		100
Credit enhancements
Guarantees	200	300
Exposure to credit risk after collateral and credit enhancements	0	0
Forward starting reverse repurchase agreements | Financial Assets At Fair Value [Member]
Credit enhancements
Notional amounts of derivatives	27,800	21,900
Loan commitments | Financial Assets At Fair Value [Member]
Credit enhancements
Notional amounts of derivatives	8,200	9,400
Sub- participated loan commitments | Financial Assets At Fair Value [Member]
Credit enhancements
Notional amounts of derivatives	800	800
UBS AG
Credit enhancements
Notional amounts of derivatives	36,000	31,300
UBS AG | Total financial assets measured at fair value | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Table]
Maximum Exposure To Credit Risk	199,500	267,200
Collateral
Cash collateral received	0	0
Collateralized by securities	37,100	43,600
Secured by real estate	0	0
Other collateral	0	0
Credit enhancements
Netting	103,200	138,400
Credit derivative contracts	0	0
Guarantees	0	0
Exposure to credit risk after collateral and credit enhancements	59,200	85,200
UBS AG | Financial assets at fair value held for trading - debt instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Table]
Maximum Exposure To Credit Risk	22,600	24,700
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	22,600	24,700
UBS AG | Derivative financial instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Table]
Maximum Exposure To Credit Risk	118,100	159,600
Collateral
Collateralized by securities	4,200	6,000
Credit enhancements
Netting	103,200	138,400
Exposure to credit risk after collateral and credit enhancements	10,700	15,200
Loan commitments and forward starting reverse repurchase agreements classified as derivatives	0	0
UBS AG | Brokerage receivables | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Table]
Maximum Exposure To Credit Risk	21,800	24,700
Collateral
Cash collateral received	0
Collateralized by securities	21,600	24,400
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	200	300
UBS AG | Financial assets at fair value not held for trading - debt instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Table]
Maximum Exposure To Credit Risk	37,000	58,200
Collateral
Cash collateral received	0	0
Collateralized by securities	11,200	13,200
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	25,700	45,000
UBS AG | Guarantees | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Table]
Maximum Exposure To Credit Risk	200	500
Collateral
Other collateral	0	100
Credit enhancements
Guarantees	200	300
Exposure to credit risk after collateral and credit enhancements	0	0
UBS AG | Forward starting reverse repurchase agreements | Financial Assets At Fair Value [Member]
Credit enhancements
Notional amounts of derivatives	27,800	21,900
UBS AG | Loan commitments | Financial Assets At Fair Value [Member]
Credit enhancements
Notional amounts of derivatives	8,200	9,400
UBS AG | Sub- participated loan commitments | Financial Assets At Fair Value [Member]
Credit enhancements
Notional amounts of derivatives	$ 800	$ 800